Return Stacked Bonds & Futures Yield ETF
Consolidated Schedule of Investments
October 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 50.2%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	521,837	$51,359,197
TOTAL EXCHANGE TRADED FUNDS (Cost $52,436,742)		51,359,197

SHORT-TERM INVESTMENTS - 41.0%
Money Market Funds - 41.0%
First American Government Obligations Fund - Class X, 4.78% (b)	41,877,311	41,877,311
TOTAL SHORT-TERM INVESTMENTS (Cost $41,877,311)		41,877,311

TOTAL INVESTMENTS - 91.2% (Cost $94,314,053)		93,236,508
Other Assets in Excess of Liabilities - 8.8%		9,018,078
TOTAL NET ASSETS - 100.0%		$102,254,586
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Return Stacked Bonds & Futures Yield ETF
Consolidated Schedule of Futures Contracts
October 31, 2024 (Unaudited)

The Return Stacked Bonds & Futures Yield ETF had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	207	12/16/2024	$13,615,425	$(309,082)
Brent Crude Oil	61	11/29/2024	4,441,410	(128,696)
British Pound/US Dollar Cross Currency Rate	764	12/16/2024	61,506,775	(1,727,249)
Crude Oil	64	11/20/2024	4,432,640	(14,395)
Euro STOXX 50 Quanto Index	270	12/20/2024	14,169,643	(345,137)
Euro-Bund	250	12/06/2024	35,772,058	(705,136)
Long Gilt	102	12/27/2024	12,332,005	(305,265)
Nikkei 225 Index	20	12/12/2024	3,843,000	(14,408)
S&P/Toronto Stock Exchange 60 Index	4	12/19/2024	830,618	(13,070)
U.S. Treasury 10 Year Notes	340	12/19/2024	37,559,375	(891,725)
U.S. Treasury 2 Year Notes	62	12/31/2024	12,768,609	(102,502)
U.S. Treasury 5 Year Notes	519	12/31/2024	55,654,641	(970,706)
U.S. Treasury Long Bonds	179	12/19/2024	21,116,406	(801,212)
				$(6,328,583)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	(1,067)	12/17/2024	$76,824,000	$1,793,585
Copper	(97)	12/27/2024	10,524,500	94,261
Euro/US Dollar Cross Currency Rate	(404)	12/16/2024	54,994,500	492,475
FTSE 100 Index	(72)	12/20/2024	7,522,872	134,571
German Stock Index	(25)	12/20/2024	12,995,190	230,680
Gold	(58)	12/27/2024	15,945,940	(331,526)
Japanese Yen/US Dollar Cross Currency Rate	(163)	12/16/2024	13,473,987	723,450
Low Sulphur Gas Oil	(85)	12/12/2024	5,680,125	(34,435)
Nasdaq 100 Index	(11)	12/20/2024	4,404,785	77,418
Natural Gas	(45)	11/26/2024	1,218,150	75,947
NY Harbor ULSD	(29)	11/29/2024	2,721,865	(43,286)
Reformulated Gasoline Blendstock	(40)	11/29/2024	3,315,984	(35,589)
S&P 500 Index	(49)	12/20/2024	14,059,325	291,573
Silver	(22)	12/27/2024	3,607,560	110,714
				$3,579,838
Net Unrealized Appreciation (Depreciation)				$(2,748,745)

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

Return Stacked Bonds & Futures Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$51,359,197	$–	$–	$51,359,197
Money Market Funds	41,877,311	–	–	41,877,311
Total Investments	$93,236,508	$–	$–	$93,236,508

Other Financial Instruments*:
Futures Contracts	$4,024,674	$–	$–	$4,024,674
Total Other Financial Instruments	$4,024,674	$–	$–	$4,024,674

Liabilities:
Other Financial Instruments*:
Futures Contracts	$(6,773,419)	$–	$–	$(6,773,419)
Total Other Financial Instruments	$(6,773,419)	$–	$–	$(6,773,419)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.